Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	COMMUNICATIONS — 7.0%
89,623	Alphabet, Inc. - Class A*	$9,296,594
12,312	Expedia Group, Inc.*	1,194,633
20,856	Walt Disney Co.*	2,088,311
		12,579,538
	CONSUMER DISCRETIONARY — 10.7%
55,754	Amazon.com, Inc.*	5,758,831
9,216	Dollar General Corp.	1,939,599
76,891	General Motors Co.	2,820,362
11,494	Home Depot, Inc.	3,392,109
15,052	Marriott International, Inc. - Class A	2,499,234
3,152	O'Reilly Automotive, Inc.*	2,675,985
		19,086,120
	CONSUMER STAPLES — 6.5%
7,302	Costco Wholesale Corp.	3,628,145
61,694	Darling Ingredients, Inc.*	3,602,929
8,311	Estee Lauder Cos., Inc. - Class A	2,048,329
12,953	PepsiCo, Inc.	2,361,332
		11,640,735
	ENERGY — 1.7%
54,497	Antero Resources Corp.*	1,258,336
56,620	Halliburton Co.	1,791,457
		3,049,793
	FINANCIALS — 11.6%
10,883	Ameriprise Financial, Inc.	3,335,640
79,281	Bank of America Corp.	2,267,437
20,669	Chubb Ltd.[1]	4,013,506
31,487	Intercontinental Exchange, Inc.	3,283,779
34,077	JPMorgan Chase & Co.	4,440,574
15,114	Visa, Inc. - Class A	3,407,602
		20,748,538
	HEALTH CARE — 17.1%
35,554	Abbott Laboratories	3,600,198
248,752	Adaptive Biotechnologies Corp.*	2,196,480
18,884	Becton, Dickinson and Co.	4,674,545
35,700	Bio-Techne Corp.	2,648,583
43,220	Bristol-Myers Squibb Co.	2,995,578

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
29,427	Catalent, Inc.*	$1,933,648
15,249	Cigna Corp.	3,896,577
54,160	Guardant Health, Inc.*	1,269,510
11,144	Teleflex, Inc.	2,822,887
6,116	Thermo Fisher Scientific, Inc.	3,525,079
5,417	Zoetis, Inc.	901,606
		30,464,691
	INDUSTRIALS — 10.1%
33,432	AMETEK, Inc.	4,858,672
14,194	Chart Industries, Inc.*	1,779,928
15,041	Honeywell International, Inc.	2,874,636
17,853	Norfolk Southern Corp.	3,784,836
45,500	Spirit AeroSystems Holdings, Inc. - Class A	1,571,115
17,184	Trane Technologies PLC	3,161,512
		18,030,699
	MATERIALS — 1.9%
19,108	Avery Dennison Corp.	3,418,995
	REAL ESTATE — 1.5%
9,799	Alexandria Real Estate Equities, Inc. - REIT	1,230,657
11,817	Prologis, Inc.	1,474,407
		2,705,064
	TECHNOLOGY — 26.3%
11,952	Accenture PLC - Class A	3,416,001
81,000	Apple, Inc.	13,356,900
21,646	Applied Materials, Inc.	2,658,778
7,081	Broadcom, Inc.	4,542,745
18,921	Microchip Technology, Inc.	1,585,202
49,794	Microsoft Corp.	14,355,610
16,019	NVIDIA Corp.	4,449,598
5,731	ServiceNow, Inc.*	2,663,310
		47,028,144
	UTILITIES — 3.2%
18,197	American Water Works Co., Inc.	2,665,678

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
38,383	NextEra Energy, Inc.	$2,958,562
		5,624,240
	TOTAL COMMON STOCKS
	(Cost $160,303,888)	174,376,557
	SHORT-TERM INVESTMENTS — 2.4%
4,249,529	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[2]	4,249,529
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,249,529)	4,249,529
	TOTAL INVESTMENTS — 100.0%
	(Cost $164,553,417)	178,626,086
	Other Assets in Excess of Liabilities — 0.0%	9,862
	TOTAL NET ASSETS — 100.0%	$178,635,948

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.